June 29, 2005

VIA EDGAR


The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject:      Nationwide VL Separate Account-G
              Nationwide Life and Annuity Insurance Company
              SEC File No.  333-121878
              CIK No.  0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VL Separate Account-G (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which became effective June 24, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


/s/ KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel

cc: file